Loans (Officer and Director Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 37,394	$ 26,452
New loans and advances	31	15,809
Loan repayments	(8,169)	(4,867)
Balance, end of year	$ 29,256	$ 37,394